FINANCIAL INFORMATION OF PARENT COMPANY (Condensed Statement of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Impairment loss of investments	¥ 9,021		$ 1,312	¥ 6,227		¥ 0
Exchange (gain) loss	5,991		871	21		(320)
Changes in liabilities, net of effects of acquisition:
Changes in other current liabilities	5,263		763	175,129		(19,043)
Net cash provided by (used in) operating activities	(98,502)		(14,326)	(169,074)		13,441
Cash flows from investing activities:
Net cash used in investing activities	37,564		5,463	(639,163)		(116,741)
Cash flows from financing activities:
Payment for ordinary shares repurchase	0		0	0		(45,321)
Net cash provided by financing activities	331,225		48,175	167,705		210,719
Cash, cash equivalents and restricted cash, beginning of year	244,809	[1]		917,319
Cash and cash equivalents	457,340		66,517	244,809	[1]	917,319
Parent Company [Member]
Cash flows from operating activities:
Net income	269,712		39,227	208,866		86,633
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Impairment loss of investments	7,497		1,090	0		0
Exchange (gain) loss	113		17	(47)		(7)
Equity in income of subsidiaries and VIE	(279,835)		(40,700)	(205,215)		(86,951)
Changes in liabilities, net of effects of acquisition:
Changes in other current liabilities	(5,274)		(767)	3,580		(6,394)
Net cash provided by (used in) operating activities	(7,787)		(1,133)	7,184		(6,719)
Cash flows from investing activities:
Advances to subsidiaries and VIE	(209,724)		(30,503)	(79,916)		(14,879)
Investments in subsidiaries	(54,518)		(7,930)	(41,853)		14,139
Net cash used in investing activities	(264,242)		(38,433)	(121,769)		(740)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon public offering, net						238,034
Proceeds from exercises of share options	3,718		541	4,270		3,943
Payment for ordinary shares repurchase						(45,321)
Net cash provided by financing activities	3,718		541	4,270		196,656
Net increase (decrease) in cash and cash equivalents	(268,311)		(39,025)	(110,315)		189,197
Cash, cash equivalents and restricted cash, beginning of year	313,138		45,544	460,670		254,213
Effect of exchange rate changes on cash, cash equivalents and restricted cash	22,686		3,300	(37,217)		17,260
Cash and cash equivalents	¥ 67,513		$ 9,819	¥ 313,138		¥ 460,670

[1]	Refer to Note 2 for details on the adoption of the new revenue recognition accounting standard and the impact on previously reported results.